Long-Term Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended				12 Months Ended								1 Months Ended									12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2011 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Revolving credit facilities [Member] USD ($) CreditFacility Vessel	Dec. 31, 2011 Revolving credit facilities [Member] USD ($)	Dec. 31, 2012 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due November 2013 [Member] USD ($)	Nov. 30, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member] NOK	Nov. 30, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member] Interest rate swap agreements [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated bonds due January 2017 [Member] Teekay Offshore [Member] USD ($)	Jan. 31, 2012 Norwegian Kroner-denominated bonds due January 2017 [Member] Teekay Offshore [Member] USD ($)	Jan. 31, 2012 Norwegian Kroner-denominated bonds due January 2017 [Member] Teekay Offshore [Member] NOK	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] Teekay LNG [Member] USD ($)	May 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] Teekay LNG [Member] USD ($)	May 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] Teekay LNG [Member] NOK	Dec. 31, 2012 Secured Debt [Member] USD ($) Vessel Term_loan	Dec. 31, 2011 Secured Debt [Member] USD ($) Vessel	Dec. 31, 2012 Secured Debt [Member] Minimum [Member]	Dec. 31, 2011 Secured Debt [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] Maximum [Member]	Dec. 31, 2011 Secured Debt [Member] Maximum [Member]	Dec. 31, 2012 5.3% term loan [Member] USD ($)	Dec. 31, 2011 5.3% term loan [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2010 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2012 Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member] Teekay LNG [Member] USD ($)	Oct. 31, 2012 Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member] Teekay LNG [Member] USD ($)	Oct. 31, 2012 Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member] Teekay LNG [Member] NOK	Dec. 31, 2012 U.S. Dollar-denominated term loan (VIE term loan) [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated term loan (VIE term loan) [Member] USD ($)
Debt Instrument [Line Items]
Aggregate borrowings										$ 2,800,000,000
Undrawn amount of revolving credit facility										1,200,000,000
Number of debt instruments										15																	18
Percentage of margin												0.45%	0.45%	3.25%	3.25%		4.75%			5.75%	5.75%				5.25%	5.25%			0.30%	0.30%	4.25%	4.00%								0.60%	0.60%	2.25%	2.25%		4.75%	4.75%	2.95%	2.95%
LIBOR as at date indicated	0.31%	0.58%																									0.31%	0.58%
Amount reduced under revolving credit facility in first year										740,800,000
Amount reduced under revolving credit facility in second year										741,300,000
Amount reduced under revolving credit facility in third year										226,400,000
Amount reduced under revolving credit facility in fourth year										346,400,000
Amount reduced under revolving credit facility in fifth year										463,000,000
Amount reduced under revolving credit facility thereafter										321,000,000
Collateralized number of vessels by first-priority mortgages granted										58																	36	33
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding						8.50%		4.84%	4.84%
Debt Instrument, face amount						450,000,000											600,000,000				600,000,000					700,000,000																				700,000,000
Percentage over par at which notes sold						99.181%
Effective interest rate						8.625%
Capitalized cost included in other non-current asset						9,400,000
Debt instrument redemption price as percentage of principle amount						100.00%
Debt instrument percentage of principle redeemable with equity offering proceeds						108.50%
Maximum Redemption Percentage Of Aggregate Principal Amount						35.00%
Treasury yield plus 50 basis points						0.50%
Debt instrument, carrying amount																107,800,000			107,800,000					125,800,000																				125,800,000
Fixed interest rates based on interest rate and cross currency swaps																		1.12%		7.49%	7.49%				6.88%	6.88%																			5.52%	5.52%
Margin added to reference rate on cross currency swap																		5.04%
Transfer of principal amount																		98,500,000		101,400,000					125,000,000																				122,800,000
Rate on interest rate swap																		3.50%
LIBOR rate receivable variable																		The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case Teekay Offshore's related interest rate effectively floats at LIBOR, but reduced by 2.38%
Long-term debt	5,559,714,000	5,444,373,000				447,115,000	446,825,000	13,300,000	13,300,000	1,627,979,000	2,244,634,000											467,223,000	100,417,000				2,432,374,000	2,069,860,000					328,000,000	327,700,000	341,382,000	348,905,000		258,800,000	269,200,000								230,400,000	220,500,000
Interest at a weighted-average fixed rate	2.90%	2.60%																															5.30%	5.30%
Number of term loans which have balloon or bullet repayments																											17
Outstanding term loans not guaranteed by Teekay or its subsidiaries																											107,000,000	119,400,000
EURIBOR as at date indicated	0.10%	1.02%
Unrealized foreign exchange gain (loss)	(22,137,000)	11,614,000	21,427,000																																(12,900,000)	12,700,000	32,000,000
Amount reduced under revolving credit facility in first year	797,400,000
Amount reduced under revolving credit facility in second year	1,208,200,000
Amount reduced under revolving credit facility in third year	442,600,000
Amount reduced under revolving credit facility in fourth year	390,200,000
Amount reduced under revolving credit facility in fifth year	1,004,200,000
Amount reduced under revolving credit facility thereafter	1,700,000,000
Vessel market value to loan ratio				113.20%	284.00%
Vessel market value to loan minimum required ratio				105.00%	115.00%
Minimum level of free cash be maintained as per loan agreements	100,000,000	100,000,000
Free liquidity and undrawn revolving credit line as percentage of debt				5.00%	7.50%
Amount of free liquidity and undrawn revolving credit line	$ 319,100,000	$ 318,300,000